Preferred Stock (Composition of Preferred Stock) (Detail) - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class Fourteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	90,000,000	90,000,000	90,000,000
Number of shares Issued	0	0	0
Class Fifteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	90,000,000	90,000,000	90,000,000
Number of shares Issued	0	0	0
Class Sixteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	150,000,000	150,000,000	150,000,000
Number of shares Issued	0	0	0